Consolidated Statements of Cash Flows - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Operating Activities
Loss for the period	$ (10,098)	$ (9,229)
Items not involving cash:
Amortization	4	18
Environmental rehabilitation provision accretion	1,776	1,465
Share-based compensation	1,318	1,808
Unrealized loss on foreign exchange	1	4
Loss on disposal of intangible	1,324
Loss on disposal of lands	469
Gain on disposal of financial instruments	(36)	(8)
Changes in non-cash working capital:
Amounts receivable	23	(40)
Prepaid expenses	2	472
Accounts payable and accruals	227	47
Net cash used in operating activities	(4,990)	(5,463)
Financing Activities
Share issuance proceeds, net of costs		28,535
Debenture funding, net of costs	14,917	13,943
Debenture repayment		(5,111)
Cash settled RSU's		(119)
Net cash provided by financing activities	14,917	37,248
Investing Activities
Property, plant and equipment purchases	(21,030)	(23,445)
Financial instrument disposal proceeds	171	82
Intangible purchases	(810)
Net cash used in investing activities	(21,669)	(23,363)
Net Increase (Decrease) in Cash	(11,742)	8,422
Effect of foreign exchange on Cash	(1)	(4)
Cash - Beginning of period	18,674	10,256
Cash - End of period	6,931	18,674
Supplemental information - non-cash investing and financing
Accounts payable and accruals	(60)	(207)
Transfer from PP&E to intangible	2,320
Debt accretion and capitalized interest	18,512	15,103
Share-based compensation	232	710
Bonus share amortization	279	304
Fair value of shares issued for land options	$ 256	$ 200